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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Joseph Benedetti, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/29

Date of reporting period: 7/01/19 – 6/30/20

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08743
Reporting Period: 07/01/2019 - 06/30/2020
Invesco Senior Income Trust

=Invesco Senior Income Trust====================================================

C&J Energy Services, Inc.

Ticker: CJ                   Security ID: 12674R100
Meeting Date: OCT 22, 2019   Meeting Type: Special
Record Date: SEP 18, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

Caesars Entertainment Corporation

Ticker: CZR                  Security ID: 127686103
Meeting Date: JUL 2, 2019    Meeting Type: Annual
Record Date: MAY 6, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas Benninger         For       For          Management
1b    Elect Director Juliana Chugg            For       For          Management
1c    Elect Director Keith Cozza              For       For          Management
1d    Elect Director John Dionne              For       For          Management
1e    Elect Director James Hunt               For       For          Management
1f    Elect Director Courtney R. Mather       For       For          Management
1g    Elect Director Anthony Rodio            For       For          Management
1h    Elect Director Richard Schifter         For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as Auditor For       For          Management
5     Provide Right to Call Special Meeting   For       For          Management
6     Amendment to the Company's Charter to R For       For          Management
      estrict the Company's Ability to Adopt
      Any "Rights Plan" or "Poison Pill"

--------------------------------------------------------------------------------

Caesars Entertainment Corporation

Ticker: CZR                  Security ID: 127686103
Meeting Date: NOV 15, 2019   Meeting Type: Special
Record Date: OCT 4, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

Clear Channel Outdoor Holdings, Inc.

Ticker: CCO                  Security ID: 18453H106
Meeting Date: MAY 19, 2020   Meeting Type: Annual
Record Date: MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Andrew Hobson            For       For          Management
1.3   Elect Director Joe Marchese             For       For          Management
2     Advisory Vote to Ratify Named Executive For       Against      Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

iHeartMedia, Inc.

Ticker: IHRT                 Security ID: 45174J509
Meeting Date: JUN 15, 2020   Meeting Type: Annual
Record Date: APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary Barber              For       For          Management
1.2   Elect Director Brad Gerstner            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation

--------------------------------------------------------------------------------

NexTier Oilfield Solutions Inc.

Ticker: NEX                  Security ID: 65290C105
Meeting Date: JUN 18, 2020   Meeting Type: Annual
Record Date: APR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director Robert W. Drummond       For       For          Management
1B    Elect Director Stuart Brightman         For       For          Management
1C    Elect Director Gary M. Halverson        For       For          Management
1D    Elect Director Patrick Murray           For       For          Management
1E    Elect Director Amy H. Nelson            For       For          Management
1F    Elect Director Mel G. Riggs             For       For          Management
1G    Elect Director Michael Roemer           For       For          Management
1H    Elect Director James C. Stewart         For       For          Management
1I    Elect Director Scott Wille              For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Approve Reverse Stock Split             For       For          Management

--------------------------------------------------------------------------------

Pacific Drilling SA

Ticker: PACD                 Security ID: L7257P205
Meeting Date: JUN 2, 2020    Meeting Type: Annual
Record Date: APR 3, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements            For       For          Management
10    Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
11    Renew Appointment of KPMG LLP and KPMG  For       For          Management
      Luxembourg as Auditor
2     Approve Consolidated Financial Statemen For       For          Management
      ts
3     Approve Allocation of Income and Divide For       For          Management
      nds
4     Approve Discharge of Directors          For       For          Management
5     Approve Resignations of Daniel Han and  For       For          Management
      Edward H. Burdick as Directors
6     Approve Confirmation to Appoint Bouk va For       For          Management
      n Geloven as Class B Director
7     Approve Remuneration of Class A Directo For       For          Management
      rs
8.1   Reelect W. Matt Ralls as Director       For       Against      Management
8.2   Reelect Bouk van Geloven as Director    For       For          Management
8.3   Reelect Donald Platner as Director      For       For          Management
8.4   Reelect Kiran Ramineni as Director      For       For          Management
8.5   Reelect John V. Simon as Director       For       For          Management
8.6   Reelect David N. Weinstein as Director  For       For          Management
8.7   Reelect Bernie G. Wolford Jr. as Direct For       For          Management
      or
9     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation

--------------------------------------------------------------------------------

Transocean Ltd.

Ticker: RIG                  Security ID: H8817H100
Meeting Date: MAY 7, 2020    Meeting Type: Annual
Record Date: APR 20, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports
10    Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
11A   Approve Maximum Remuneration of Board o For       For          Management
      f Directors for the Period Between the
      2020 and 2021 Annual General Meetings i
      n the Amount of USD 4.12 Million
11B   Approve Maximum Remuneration of the Exe For       For          Management
      cutive Management Team for Fiscal Year
      2021 in the Amount of USD 24 Million
12    Amend Omnibus Stock Plan                For       For          Management
2     Approve Discharge of Board and Senior M For       For          Management
      anagement
3     Appropriation of Available Earnings for For       For          Management
       Fiscal Year 2019
4     Approve the Renewal of Authorized Share For       For          Management
       Capital without Preemptive Rights
5A    Elect Director Glyn A. Barker           For       For          Management
5B    Elect Director Vanessa C.L. Chang       For       For          Management
5C    Elect Director Frederico F. Curado      For       For          Management
5D    Elect Director Chadwick C. Deaton       For       For          Management
5E    Elect Director Vincent J. Intrieri      For       For          Management
5F    Elect Director Samuel J. Merksamer      For       For          Management
5G    Elect Director Frederik W. Mohn         For       For          Management
5H    Elect Director Edward R. Muller         For       For          Management
5I    Elect Director Diane de Saint Victor    For       For          Management
5J    Elect Director Tan Ek Kia               For       For          Management
5K    Elect Director Jeremy D. Thigpen        For       For          Management
6     Elect Chadwick C. Deaton as Board Chair For       For          Management
      man
7A    Appoint Glyn A. Barker as Member of the For       For          Management
       Compensation Committee
7B    Appoint Samuel J. Merksamer as Member o For       For          Management
      f the Compensation Committee
7C    Appoint Tan Ek Kia as Member of the Com For       For          Management
      pensation Committee
8     Designate Schweiger Advokatur / Notaria For       For          Management
      t as Independent Proxy
9     Appointment Of Ernst & Young LLP as Ind For       For          Management
      ependent Registered Public Accounting F
      irm for Fiscal Year 2020, and Reelectio
      n of Ernst & Young Ltd, Zurich as the C
      ompany's Auditor for a Further One-Year
       Term

--------------------------------------------------------------------------------

Tribune Publishing Company

Ticker: TPCO                 Security ID: 89609W107
Meeting Date: MAY 21, 2020   Meeting Type: Annual
Record Date: MAR 27, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carol Crenshaw           For       For          Management
1.2   Elect Director Philip G. Franklin       For       For          Management
1.3   Elect Director Terry Jimenez            For       For          Management
1.4   Elect Director Christopher Minnetian    For       For          Management
1.5   Elect Director Dana Goldsmith Needleman For       For          Management
1.6   Elect Director Richard A. Reck          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

Twin River Worldwide Holdings, Inc.

Ticker: TRWH                 Security ID: 90171V204
Meeting Date: MAY 19, 2020   Meeting Type: Annual
Record Date: MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director George T. Papanier       For       Withhold     Management
1.2   Elect Director Jeffrey W. Rollins       For       Withhold     Management
2     Ratify Deloitte & Touche, LLP as Audito For       For          Management
      rs

--------------------------------------------------------------------------------

Vistra Energy Corp.

Ticker: VST                  Security ID: 92840M102
Meeting Date: APR 29, 2020   Meeting Type: Annual
Record Date: MAR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Declassify the Board of Directors       For       For          Management
2.1   Elect Director Hilary E. Ackermann      For       For          Management
2.10  Elect Director John R. (JR) Sult        For       For          Management
2.2   Elect Director Arcilia C. Acosta        For       For          Management
2.3   Elect Director Gavin R. Baiera          For       For          Management
2.4   Elect Director Paul M. Barbas           For       For          Management
2.5   Elect Director Lisa Crutchfield         For       For          Management
2.6   Elect Director Brian K. Ferraioli       For       For          Management
2.7   Elect Director Scott B. Helm            For       For          Management
2.8   Elect Director Jeff D. Hunter           For       For          Management
2.9   Elect Director Curtis A. Morgan         For       For          Management
3.1   Elect Director Gavin R. Baiera          For       For          Management
3.2   Elect Director Scott B. Helm            For       For          Management
3.3   Elect Director Curtis A. Morgan         For       For          Management
3.4   Elect Director John R. (JR) Sult        For       For          Management
4     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
5     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO SENIOR INCOME TRUST

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date    August 13, 2020

*	Please print the name and title of the signing officer below the signature